Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other current assets
The following table provides details related to Other current assets as of December 31, 2022 and 2021:

($ millions)	2022	2021
Current portion of long-term receivables from customers	102	97
Current portion of minimum lease payments from finance lease agreements	25	28
Prepaid expenses	107	92
VAT receivables	99	105
Other receivables, security deposits and current assets	77	79
Derivative financial instruments	8	3
Equity securities in public companies	—	3
Total other current assets	418	407